RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Accrued Salaries Current	$ 3,454,837	$ 1,241,194
Advances by related party	219,316	0
GCE Agreement
Date of Agreement	Dec. 01, 2012
Consulting Agreement, Hourly Consulting Fee	950
Consulting Agreement, Expense	3,585,300	1,684,448
Dorset Solutions Member
Date of Agreement	Dec. 01, 2013
Consulting Agreement, Expense	21,000	0
Consulting Agreement, Monthly Expense	3,000
Advances to GCE
Repayment of net advances	$ 8,743